Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Measurements
Fair Value, Assets and Liabilities Measured on Recurring Basis
		Fair Value Measurements
(Millions)	Fair Value at	Using Inputs Considered as
Description	Dec. 31, 2013	Level 1		Level 2	Level 3
Assets:
Available-for-sale:
Marketable securities:
U.S. government agency securities	$234	$	―	$234	$	―
Foreign government agency securities	125		―	125		―
Corporate debt securities	781		―	781		―
Certificates of deposit/time deposits	40		―	40		―
Commercial paper	60		―	60		―
Asset-backed securities:
Automobile loan related	585		―	585		―
Credit card related	180		―	180		―
Equipment lease related	67		―	67		―
Other	75		―	75		―
U.S. treasury securities	49		49	―		―
U.S. municipal securities	2		―	2		―
Auction rate securities	11		―	―		11
Investments	2		2	―		―
Derivative instruments — assets:
Foreign currency forward/option contracts	75		75	―		―
Commodity price swap contracts	1		1	―		―
Interest rate swap contracts	8		―	8		―

Liabilities:
Derivative instruments — liabilities:
Foreign currency forward/option contracts	103		103	―		―
Interest rate swap contracts	7		―	7		―

		Fair Value Measurements
(Millions)	Fair Value at	Using Inputs Considered as
Description	Dec. 31, 2012	Level 1		Level 2	Level 3
Assets:
Available-for-sale:
Marketable securities:
U.S. government agency securities	$287	$	―	$287	$	―
Foreign government agency securities	67		―	67		―
Corporate debt securities	965		―	965		―
Certificates of deposit/time deposits	41		―	41		―
Commercial paper	116		―	116		―
Asset-backed securities:
Automobile loan related	942		―	942		―
Credit card related	157		―	157		―
Equipment lease related	90		―	90		―
Other	39		―	39		―
U.S. treasury securities	72		72	―		―
U.S. municipal securities	27		―	27		―
Auction rate securities	7		―	―		7
Investments	3		3	―		―
Derivative instruments — assets:
Foreign currency forward/option contracts	49		49	―		―
Interest rate swap contracts	23		―	23		―

Liabilities:
Derivative instruments — liabilities:
Foreign currency forward/option contracts	105		104	1		―
Commodity price swap contracts	1		1	―		―

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation
(Millions)
Marketable securities – auction rate securities only	2013	2012	2011
Beginning balance	$7	$4	$7
Total gains or losses:
Included in earnings	―	―	―
Included in other comprehensive income	4	3	(3)
Purchases, issuances, and settlements	―	―	―
Transfers in and/or out of Level 3	―	―	―
Ending balance (December 31)	11	7	4

Change in unrealized gains or losses for the period included in
earnings for securities held at the end of the reporting period	―	―	―

Fair Value of Financial Instruments by Balance Sheet Grouping
	December 31, 2013		December 31, 2012
	Carrying	Fair	Carrying	Fair
(Millions)	Value	Value	Value	Value
Eurobond securities due 2014 (long-term in 2012 and
short-term in 2013)	$1,424	$1,447	$1,383	$1,443
Long-term debt, excluding current portion and Eurobond
securities due 2014	4,326	4,463	3,533	3,920